Operating Segments (Tables)	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Schedule of Operating Segments
Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

	For the three months ended January 31, 2026
($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)		Total
Net interest income (2)	$2,734	$2,146	$304	$398	$–		$5,582
Non-interest income (3)(4)	780	815	1,497	1,370	(398	) (5)	4,064
Total revenues	3,514	2,961	1,801	1,768	(398)		9,646
Provision for credit losses	576	536	4	60	–		1,176
Depreciation and amortization	137	118	45	53	32		385
Other non-interest expenses	1,478	1,342	1,101	959	34	(5)	4,914
Provision for income taxes	363	228	167	152	(38)		872
Net income	$960	$737	$484	$544	$(426)		$2,299
Net income attributable to non-controlling interests in subsidiaries	$–	$20	$3	$(1)	$(10)		$12
Net income attributable to equity holders of the Bank	$960	$717	$481	$545	$(416)		$2,287
Average assets ($ billions)	$472	$219	$40	$546	$221		$1,498
Average liabilities ($ billions)	$378	$172	$55	$551	$253		$1,409
(1)	Includes all other smaller operating segments and corporate adjustments.
(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income from associated corporations for Canadian Banking – $(9), International Banking – $48, and Other – $150.
(5)	Includes the loss related to the sale of the banking operations in Colombia, Costa Rica and Panama.

	For the three months ended October 31, 2025
($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$2,672	$2,273	$281	$363	$(3)	$5,586
Non-interest income (3)(4)	735	778	1,423	1,221	60	4,217
Total revenues	3,407	3,051	1,704	1,584	57	9,803
Provision for credit losses	494	595	4	20	–	1,113
Depreciation and amortization	140	119	46	65	33	403
Other non-interest expenses	1,477	1,458	1,049	835	606 (5)	5,425
Provision for income taxes	355	201	155	145	(200)	656
Net income	$941	$678	$450	$519	$(382)	$2,206
Net income attributable to non-controlling interests in subsidiaries	$–	$44	$3	$–	$(60)	$(13)
Net income attributable to equity holders of the Bank	$941	$634	$447	$519	$(322)	$2,219
Average assets ($ billions)	$466	$226	$39	$531	$225	$1,487
Average liabilities ($ billions)	$379	$178	$52	$541	$250	$1,400
(1)	Includes all other smaller operating segments and corporate adjustments.
(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)
Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $(1); International Banking – $40
, Global Banking
and
Markets – $1
,
and Other – $139.

(5)	Includes the restructuring charge and severance provisions.

	For the three months ended January 31, 2025
($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$2,647	$2,169	$232	$319	$(194)	$5,173
Non-interest income (3)(4)	765	861	1,347	1,275	(49)	4,199
Total revenues	3,412	3,030	1,579	1,594	(243)	9,372
Provision for credit losses	538	602	4	18	–	1,162
Depreciation and amortization	136	130	47	64	26	403
Other non-interest expenses	1,475	1,423	975	827	1,388 (5)	6,088
Provision for income taxes	350	189	144	168	(125)	726
Net income	$913	$686	$409	$517	$(1,532)	$993
Net income attributable to non-controlling interests in subsidiaries	$–	$35	$2	$–	$(191)	$(154)
Net income attributable to equity holders of the Bank	$913	$651	$407	$517	$(1,341)	$1,147
Average assets ($ billions)	$460	$229	$37	$511	$224	$1,461
Average liabilities ($ billions)	$386	$174	$43	$511	$262	$1,376
(1)	Includes all other smaller operating segments and corporate adjustments.
(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $24, International Banking – $35, and Other – $54.
(5)	Includes the impairment loss related to the announced sale of the banking operations in Colombia, Costa Rica and Panama.